As filed with the Securities and Exchange Commission on January 17, 2020
1933 Act Registration File No. 333-220520
1940 Act File No. 811-23293

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	14	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	16	[	X	]

CUSHING® MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

300 Crescent Court, Suite 1700
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

(214) 692-6334
(Registrant’s Telephone Number, Including Area Code)

Kevin T. Hardy, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 31, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) was filed pursuant to paragraph Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”) on November 20, 2019 (Accession No. 0000894189-19-007796) and would have become effective on January 19, 2020. This Post-Effective Amendment No. 14 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 31, 2020 as the new date upon which the Amendment shall become effective.

Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas, on January 17, 2020.

CUSHING MUTUAL FUNDS TRUST
Registrant

By: /s/ Jerry V. Swank
Jerry V. Swank
Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to its Registration Statement has been signed below on January 17, 2020, by the following persons in the capacities indicated.

/s/Jerry V. Swank	Chief Executive Officer and Trustee
Jerry V. Swank

/s/John H. Alban	Chief Financial Officer and Treasurer
John H. Alban

Brian R. Bruce*	Trustee
Brian R. Bruce

Brenda A. Cline*	Trustee
Brenda A. Cline

Ronald P. Trout*	Trustee
Ronald P. Trout

* By: /s/Barry Y. Greenberg
Barry Y. Greenberg
Attorney-In-Fact
(Pursuant to Power of Attorney incorporated herein by reference)